Consolidated Statement of Equity $ in Thousands, $ in Thousands	USD ($)	Common shares USD ($)	Preferred shares USD ($)	Additional paid-in capital USD ($)	Accumulated deficit USD ($)	Accumulated OCI CAD ($)	Accumulated OCI USD ($)	Non- controlling interests USD ($)
Beginning Balance at Dec. 31, 2016						$ 17,051
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss						(19,843)
Ending Balance at Dec. 31, 2017	$ 3,320,100	$ 3,021,699	$ 184,299	$ 38,569	$ (524,311)	(2,792)	$ (2,792)	$ 602,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))						9,958
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a)) | Accounting Standards Update 2014-09	1,860				1,860
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a)) | Accounting Standards Update 2018-02	0				(9,958)		9,958
Net earnings (loss)	(7,174)				83,060			(90,234)
Redeemable non-controlling interests not included in equity	5,015							5,015
Other comprehensive loss	(12,295)					(12,282)	(12,282)	(13)
Dividends declared and distributions to non-controlling interests	(95,075)				(90,697)			(4,378)
Dividends and issuance of shares under dividend reinvestment plan	0	24,732			(24,732)
Common shares issued pursuant to public offering, net of costs (note 10(a))	346,178	346,178
Common shares issued upon conversion of convertible debentures	302	302
Common shares issued pursuant to share-based awards (note 10(b))	(456)	4,195		(2,671)	(1,980)
Share-based compensation (note 10(b))	5,250	0		5,250				0
Contributions received from non-controlling interests	13,856							13,856
Ending Balance at Jun. 30, 2018	$ 3,577,561	$ 3,397,106	$ 184,299	$ 41,148	$ (566,758)	$ (5,116)	$ (5,116)	$ 526,882